Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment

Premises and equipment at March 31, 2016 and 2017 consist of the following:

	2016	2017
	(in millions of yen)
Land	552,205	575,054
Buildings	827,458	807,312
Equipment and furniture	463,205	485,407
Leasehold improvements	88,195	93,967
Construction in progress	20,656	23,093
Software	1,086,124	1,308,292

Total	3,037,843	3,293,125
Less: Accumulated depreciation and amortization	1,199,853	1,251,852

Premises and equipment—net	1,837,990	2,041,273